Restatements and changes in accounting principles - Impacts of IFRS 9 (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Receivable from sold equipment	kr 898	kr 649	kr 1,084
TOTAL NON-CURRENT ASSETS	60,724	21,338	31,642
Receivable from sold equipment	1,847	1,780	2,727
Accounts receivable	2,509	2,224	2,784
TOTAL CURRENT ASSETS	7,900	8,220	9,500
ASSETS CLASSIFIED AS HELD FOR SALE	14,020	10,166
TOTAL ASSETS	82,644	39,724	41,142
EQUITY AND LIABILITIES
Equity attributable to owners of the Company	36,334	17,246	18,773
TOTAL EQUITY	36,362	17,132	18,473	kr 18,438
Deferred tax liabilities	4,203	998	913
TOTAL NON-CURRENT LIABILITIES	27,444	12,563	9,867
Current tax liabilities	347	344	280
TOTAL CURRENT LIABILITIES	14,851	7,894	12,802
TOTAL EQUITY AND LIABILITIES	kr 82,644	39,724	kr 41,142
Impact of IFRS 9
ASSETS
Receivable from sold equipment		(7)
TOTAL NON-CURRENT ASSETS		(7)
Receivable from sold equipment		(21)
Accounts receivable		45
TOTAL CURRENT ASSETS		24
ASSETS CLASSIFIED AS HELD FOR SALE		(47)
TOTAL ASSETS		(30)
EQUITY AND LIABILITIES
Equity attributable to owners of the Company		(42)
TOTAL EQUITY		(42)
Deferred tax liabilities		1
TOTAL NON-CURRENT LIABILITIES		1
Current tax liabilities		11
TOTAL CURRENT LIABILITIES		11
TOTAL EQUITY AND LIABILITIES		kr (30)